Share-based payments - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended							1 Months Ended	3 Months Ended														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 14, 2012	Aug. 31, 2010	Dec. 31, 2012 Sales and Marketing Expense [Member]	Dec. 31, 2011 Sales and Marketing Expense [Member]	Dec. 31, 2010 Sales and Marketing Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2011 General and Administrative Expense [Member]	Dec. 31, 2010 General and Administrative Expense [Member]	Sep. 01, 2011 Stock Options [Member]	Aug. 20, 2010 Stock Options [Member] Senior Executives [Member]	Sep. 01, 2011 Stock Options [Member] Senior Executives [Member]	Mar. 31, 2010 Stock Options [Member] Senior Executives [Member]	Feb. 08, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Four [Member]	Feb. 08, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Five [Member]	Feb. 13, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Six [Member]	Mar. 21, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Seven [Member]	Mar. 27, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Eight [Member]	May 23, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Nine [Member]	Oct. 17, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Ten [Member]	Nov. 15, 2012 Stock Options [Member] Senior Executives [Member] Stock Option Eleven [Member]	Mar. 31, 2010 Stock Options [Member] Senior Executives [Member] Minimum [Member]	Mar. 31, 2010 Stock Options [Member] Senior Executives [Member] Maximum [Member]	Mar. 31, 2010 Stock Options [Member] Board Members [Member]	Jan. 01, 2008 2008 Share Inventive Plan [Member]	Dec. 31, 2012 Restricted Share [Member]	Dec. 31, 2011 Restricted Share [Member]	Dec. 31, 2010 Restricted Share [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation arrangement by share options														120,000	545,000	300,000	50,000	400,000	25,000	100,000	150,000	150,000	125,000			225,000	1,796,492
Increase in the number of authorized shares				4,500,000	3,000,000
Share based compensation arrangement, exercise prices	$ 1.25	$ 0.01	$ 0.01										$ 2.62	$ 1.74		$ 1.06	$ 1.06	$ 1.10	$ 1.55	$ 1.65	$ 1.69	$ 1.57	$ 1.05	$ 6.05	$ 7.40	$ 7.14
Share based compensation arrangement, vesting period															3 years	1 year	3 years	3 years		3 years	3 years	3 years	3 years			1 year
Share based compensation arrangement, fair value options												$ 123	$ 216		$ 1,924	$ 182	$ 35	$ 286	$ 22	$ 108	$ 165	$ 150	$ 83
Share based compensation arrangement, options cancelled													225,000							250,000
Share based compensation arrangement, exercise prices																				$ 6.09
Amount of compensation cost recognized	473	662	1,680			116	123	291	357	539	1,389																	187	232	719
Unrecognized share-based compensation cost	359	308	906
Unrecognized share-based compensation cost in respect of granted restricted share																												0
Percentage of transferred equity of SearchMedia International Limited	100.00%
Option to acquire Number of Shares	650,000
Shares restricted Period	5 years
Risk-free rate of return	0.70%
Volatility rate	97.50%
Expected life	5 years
Dividend yield	0.00%
Fair value of the share-based payment to nonemployees	$ 421